PaineWebber Growth Fund

PaineWebber Growth and Income Fund

PaineWebber Mid Cap Fund

PaineWebber Small Cap Fund

                   ------------------------------------------
                                   PROSPECTUS

                                DECEMBER 1, 1999
                   ------------------------------------------

This prospectus offers shares in four of PaineWebber's stock funds. Each fund offers four classes of shares, Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                                    Contents
                                   THE FUNDS

----------------------------------------------------------------------------------------------------------------

What every investor                           3                      PaineWebber Growth Fund
should know about                             6                      PaineWebber Growth and Income Fund
the funds                                     9                      PaineWebber Mid Cap Fund
                                             12                      PaineWebber Small Cap Fund
                                             15                      More About Risks and Investment Strategies
                                                YOUR INVESTMENT

----------------------------------------------------------------------------------------------------------------
Information for                              17                      Managing Your Fund Account
managing your fund                                                   -- Flexible Pricing
account                                                              -- Buying Shares
                                                                     -- Selling Shares
                                                                     -- Exchanging Shares
                                                                     -- Pricing and Valuation
                                             ADDITIONAL INFORMATION

----------------------------------------------------------------------------------------------------------------

Additional important                         23                      Management
information about                            25                      Dividends and Taxes
the funds                                    26                      Financial Highlights

----------------------------------------------------------------------------------------------------------------
Where to learn more                                                  Back Cover
about PaineWebber
mutual funds

                         The funds are not complete or
                         balanced investment programs.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Growth Fund

                              PaineWebber Growth Fund
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth.

The fund generally invests in larger capitalization companies but has the flexibility to invest in companies having any market capitalization. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers and the fund also may invest in bonds. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Multi-Factor Growth Model to identify companies that appear to have potential for above-average growth in earnings, cash flow and/or book value. The model ranks companies based on 'growth' factors such as earnings momentum, stock price movement, economic sensitivity and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model. When investing in smaller companies, Mitchell Hutchins also considers the trading volume of the company's stock.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Foreign Securities Risk

 Derivatives Risk

Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Growth Fund

                                       PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS A SHARES

                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                           34.27%
              1990                           -7.72%
              1991                           47.61%
              1992                            4.15%
              1993                           19.17%
              1994                          -10.90%
              1995                           33.02%
              1996                           14.11%
              1997                           17.01%
              1998                           31.95%

Total return January 1 to September 30, 1999  -- 5.07%

Best quarter during years shown: 4th quarter, 1998  -- 29.99%

Worst quarter during years shown: 3rd quarter, 1990  -- (19.03)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                     CLASS A    CLASS B*  CLASS C    CLASS Y   S&P 500
CLASS                                               (3/18/85)   (7/1/91)  (7/2/92)  (8/26/91)   INDEX
(INCEPTION DATE)                                    ---------   --------  --------  ---------   -----
One Year..........................................    26.01%     25.76%    29.84%    32.28%    28.60%
Five Years........................................    14.80%     14.71%    14.95%    16.19%    24.05%
Ten Years.........................................    16.30%      N/A       N/A       N/A      19.19%
Life of Class.....................................    15.44%     15.91%    16.33%    15.92%      **

------------

*  Assumes conversion of Class B shares to Class A after six years.

** Average annual total returns for the S&P 500 Index for the life of each class were as follows:
  Class A -- 18.37%; Class B -- 20.19%; Class C -- 21.27%; Class Y -- 19.57%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Growth Fund

                  EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               0.75%      0.75%      0.75%     0.75%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.16       0.21       0.19      0.11
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.16%      1.96%      1.94%     0.86%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                          ------   -------   -------   --------
Class A.................................................   $563     $802     $1,060     $1,796
Class B (assuming sale of all shares at end of
  period)...............................................    699      915      1,257      1,888
Class B (assuming no sale of shares)....................    199      615      1,057      1,888
Class C (assuming sale of all shares at end of
  period)...............................................    297      609      1,047      2,264
Class C (assuming no sale of shares)....................    197      609      1,047      2,264
Class Y.................................................     88      274        477      1,061

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                         ------------------------------
                       PaineWebber Growth and Income Fund

               PaineWebber Growth and Income Fund
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

The fund generally invests in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on 'value' factors such as dividends, cash flows, earnings and book values, as well as on 'growth' factors, such as earnings and price momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Foreign Securities Risk

 Derivatives Risk

Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                         ------------------------------
                       PaineWebber Growth and Income Fund

                                       PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS A SHARES

                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                           24.59%
              1990                           -1.01%
              1991                           35.34%
              1992                            3.90%
              1993                           -2.59%
              1994                           -5.87%
              1995                           33.21%
              1996                           23.46%
              1997                           31.86%
              1998                           17.97%

Total return January 1 to September 30, 1999  --  (3.54)%
Best quarter during years shown: 4th quarter, 1998  --  20.96%
Worst quarter during years shown: 3rd quarter, 1998  --  (13.95)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                     CLASS A     CLASS B*   CLASS C     CLASS Y    S&P 500
CLASS                                               (12/20/83)   (7/1/91)   (7/2/92)   (2/12/92)    INDEX
(INCEPTION DATE)                                    ----------   --------   --------   ---------    -----
One Year..........................................    12.67%      12.02%     16.06%     18.28%     28.60%
Five Years........................................    18.13%      18.07%     18.29%     19.55%     24.05%
Ten Years.........................................    14.54%       N/A        N/A        N/A       19.19%
Life of Class.....................................    13.75%      14.43%     14.80%     14.28%         **

------------

 * Assumes conversion of Class B shares to Class A after six years.

** Average annual total returns for the S&P 500 Index for the life of each class were as follows:
  Class A -- 17.88%; Class B -- 20.19%; Class C -- 21.27%; Class Y -- 20.07%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                         ------------------------------
                       PaineWebber Growth and Income Fund

                  EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               0.70%      0.70%      0.70%     0.70%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.13       0.16       0.15      0.09
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.08%      1.86%      1.85%     0.79%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                          ------   -------   -------   --------
Class A.................................................   $555     $778     $1,019     $1,708
Class B (assuming sale of all shares at end of
  period)...............................................    689      885      1,206      1,789
Class B (assuming no sale of shares)....................    189      585      1,006      1,789
Class C (assuming sale of all shares at end of
  period)...............................................    288      582      1,001      2,169
Class C (assuming no sale of shares)....................    188      582      1,001      2,169
Class Y.................................................     81      252        439        978

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                            PaineWebber Mid Cap Fund
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of medium capitalization ('mid cap') companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. The fund considers companies with market capitalizations of between $750 million and $8 billion to be mid cap.

The fund also invests, to a lesser extent, in stocks of larger and smaller companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on 'value' factors such as dividends, cash flows, earnings and book values, as well as on 'growth' factors, such as earnings and price momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those mid cap companies identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. This risk is greater for the common stocks of mid cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Limited Capitalization Risk

 Foreign Securities Risk

 Derivatives Risk

Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                                       PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index of mid-cap companies that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS A SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                            N/A
              1990                            N/A
              1991                            N/A
              1992                            N/A
              1993                           16.10%
              1994                           -1.36%
              1995                           28.79%
              1996                           17.87%
              1997                           15.14%
              1998                           11.81%

Total return January 1 to September 30, 1999  -- 4.55%

Best quarter during years shown: 4th quarter, 1998  -- 27.43%

Worst quarter during years shown: 3rd quarter, 1998  -- (18.10)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                               CLASS A    CLASS B*  CLASS C    CLASS Y   S&P MIDCAP 400
CLASS                                          (4/7/92)   (4/7/92)  (7/2/92)  (3/17/98)      INDEX
(INCEPTION DATE)                               --------   --------  --------  ---------      -----
One Year....................................    6.76%      7.06%     10.13%     N/A          18.30%
Five Years..................................    12.99%     12.95%    13.16%     N/A          18.70%
Life of Class...............................    13.52%     13.44%    15.24%    1.77%           **

------------

 * Assumes conversion of Class B shares to Class A after six years.
** Average annual total returns for the S&P MidCap 400 Index for the life of each class were as follows: Class A -- 17.90%; Class B -- 17.90%;
   Class C -- 19.23%; Class Y -- 7.30%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                  EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               1.00%      1.00%      1.00%     1.00%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.35       0.55       0.43      0.36
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.60%      2.55%      2.43%     1.36%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
Class A................................................   $605    $  932    $1,282     $2,265
Class B (assuming sale of all shares at end of
  period)..............................................    758     1,094     1,555      2,439
Class B (assuming no sale of shares)...................    258       794     1,355      2,439
Class C (assuming sale of all shares at end of
  period)..............................................    346       758     1,296      2,766
Class C (assuming no sale of shares)...................    246       758     1,296      2,766
Class Y................................................    138       431       745      1,635

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                         ------------------------------
                           PaineWebber Small Cap Fund

                           PaineWebber Small Cap Fund
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of small capitalization ('small cap') companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.

The fund also invests, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on 'value' factors such as dividends, cash flows, earnings and book values, as well as on 'growth' factors, such as earnings and price momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those small cap companies identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. This risk is greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments, and they may have more limited resources. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Limited Capitalization Risk

 Foreign Securities Risk

 Derivatives Risk

Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                         ------------------------------
                           PaineWebber Small Cap Fund

                                       PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on two broad based market indices of small cap companies that are unmanaged and, therefore, do not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS A SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                            N/A
              1990                            N/A
              1991                            N/A
              1992                            N/A
              1993                            N/A
              1994                           -1.20%
              1995                           16.81%
              1996                           17.45%
              1997                           27.38%
              1998                           -6.75%

Total return January 1 to September 30, 1999  -- (11.69)%

Best quarter during years shown: 3rd quarter, 1997  -- 21.53%

Worst quarter during years shown: 3rd quarter, 1998  -- (26.69)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                                                RUSSELL 2000
                                CLASS A    CLASS B*   CLASS C     CLASS Y    S&P SMALLCAP 600   [SMALL CAP]
CLASS                           (2/1/93)   (2/1/93)   (2/1/93)   (7/26/96)       INDEX**          INDEX***
(INCEPTION DATE)                --------   --------   --------   ---------       -------          --------
One Year......................  (10.96)%   (11.65)%     (8.32)%     (6.49)%      (1.30)%            (2.60)%
Five Years....................   8.99%      8.86%        9.14%        N/A        13.20%             11.90%
Life of Class.................   8.90%      8.79%        8.90%      14.16%         **                ***

------------
*   Assumes conversion of Class B shares to Class A after six years.
** Average annual total returns for the S&P SmallCap 600 Index for the life of each class were as follows: Class A -- 13.83%; Class B -- 13.83%; Class
    C -- 13.83%; Class Y -- 0.71%.
*** Average annual total returns for the Russell 2000 [Small Cap] Index for the life of each class were as follows:
   Class A -- 12.56%; Class B -- 12.56%; Class C -- 12.56%; Class Y -- 1.06%.

                                ---------------
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                               Prospectus Page 13

--------------------------------------------------------------------------------
                         ------------------------------
                           PaineWebber Small Cap Fund

                  EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               1.00%      1.00%      1.00%     1.00%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.34       0.43       0.39      0.31
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.59%      2.43%      2.39%     1.31%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
Class A................................................   $604    $  929    $1,277     $2,254
Class B (assuming sale of all shares at end of
  period)..............................................    746     1,058     1,496      2,368
Class B (assuming no sale of shares)...................    246       758     1,296      2,368
Class C (assuming sale of all shares at end of
  period)..............................................    342       745     1,275      2,726
Class C (assuming no sale of shares)...................    242       745     1,275      2,726
Class Y................................................    133       415       718      1,579

                                ---------------
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                               Prospectus Page 14

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                             MORE ABOUT RISKS
AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Derivatives Risk. The value of 'derivatives' -- so-called because their value 'derives' from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. If a fund uses derivatives to adjust or 'hedge' the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

Limited Capitalization Risk. Securities of mid and small cap companies generally involve greater risk than securities of larger companies because they may be more vulnerable to adverse business or economic developments. Mid and small cap companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater for small cap companies than for mid cap companies.

ADDITIONAL RISKS

Credit and Interest Rate Risks. Each fund is authorized to invest in bonds and other income-producing securities. These securities are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

Year 2000 Risk. The funds could be adversely affected by problems relating to the inability of

                                ---------------
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                               Prospectus Page 15

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

ADDITIONAL INVESTMENT STRATEGIES

Defensive Positions; Cash Reserves. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Each of the funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or, except in the case of Growth Fund, as part of its ordinary investment strategy.

Portfolio Turnover. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered 'short-term' for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

                                ---------------
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                               Prospectus Page 16

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

       MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares -- Class A, Class B, Class C and
Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.
CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

CLASS A SALES CHARGES

                                              SALES CHARGE AS A PERCENTAGE OF:     DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                        OFFERING PRICE   NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------                        --------------   -------------------   -------------------------------
Less than $50,000.........................       4.50%               4.71%                      4.25%
$50,000 to $99,999........................       4.00                4.17                       3.75
$100,000 to $249,999......................       3.50                3.63                       3.25
$250,000 to $499,999......................       2.50                2.56                       2.25
$500,000 to $999,999......................       1.75                1.78                       1.50
$1,000,000 and over(1)....................       None                None                       1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.

Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

your spouse, parents or children under age 21;

your Individual Retirement Accounts (IRAs);

certain employee benefit plans, including 401(k) plans;

a company that you control;

a trust that you created;

Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

accounts with the same adviser.

                                ---------------
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                               Prospectus Page 17

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

You may qualify for a complete waiver of the sales charge if you:

Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

   --  you were the Financial Advisor's client at the competing brokerage firm;

   -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and
   -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

Are a participant in the PaineWebber Members OnlySM Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

Acquire these shares through a PaineWebber InsightOneSM Program brokerage account.

Note: See the funds' SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                            PERCENTAGE BY WHICH THE
       IF YOU SELL             SHARES' NET ASSET
      SHARES WITHIN:         VALUE IS MULTIPLIED:
      --------------         --------------------
1st year since purchase...             5%
2nd year since purchase...             4
3rd year since purchase...             3
4th year since purchase...             2
5th year since purchase...             2
6th year since purchase...             1
7th year since purchase...            None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

First, Class B shares representing reinvested dividends, and

Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

You participate in the Systematic Withdrawal Plan;

You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

                                ---------------
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                               Prospectus Page 18

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

You receive a tax-free return of an excess IRA contribution;

You receive a tax-qualified retirement plan distribution following retirement;

The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

You are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000, and the proceeds are used to purchase interests in one or more of those pools.

Note: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your shares without paying a contingent deferred sales charge if you:

Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets; or

Are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000, and the proceeds are used to purchase interests in one or more of those pools.

Note: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

Buy shares through PaineWebber's PACESM Multi Advisor Program;

Buy $10 million or more of PaineWebber fund shares at any one time;

Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must

                                ---------------
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                               Prospectus Page 19

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

complete and sign the application and mail it, along with a check, to:

     PFPC Inc.
     Attn.: PaineWebber Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:
Contacting your Financial Advisor (if you have an account at PaineWebber or at a
  PaineWebber correspondent firm);

Mailing an application with a check; or

Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS

To open an account...............  $1,000
To add to an account.............  $  100

Each fund may waive or reduce these amounts for:

Employees of PaineWebber or its affiliates; or

Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Frequent Trading. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as 'market timing'. When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

Your name and address;

The fund's name;

The fund account number;

The dollar amount or number of shares you want to sell; and

A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

                                ---------------
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                               Prospectus Page 20

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

Mail the letter to:

     PFPC Inc.
     Attn.: PaineWebber Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

Other Investors. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

Your name and address;

The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

Your account number;

How much you are exchanging (by dollar amount or by number of shares to be sold); and

A guarantee of your signature. (See 'Buying Shares' for information on obtaining a signature guarantee.)

Mail the letter to:

     PFPC Inc.
     Attn.: PaineWebber Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

reported last sales prices, current market quotations or valuations from computerized 'matrix' systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                                                  ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                                       MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 76 separate portfolios and aggregate assets of approximately $48.9 billion.

PORTFOLIO MANAGERS

Growth Fund. Ellen R. Harris has been primarily responsible for the day-to-day management of the fund's portfolio since its inception. Ms. Harris is a managing director of Mitchell Hutchins and has been with Mitchell Hutchins since 1983.

Growth and Income Fund. Mark A. Tincher is primarily responsible for the day-to-day management of the fund. Mr. Tincher has held his management responsibilities for the fund since April 1995. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. Prior to joining Mitchell Hutchins in April, 1995, Mr. Tincher was a vice president at Chase Manhattan Private Bank, where he directed the U.S. funds management and equity research area and oversaw the management of all Chase U.S. equity funds.

Mr. Tincher was the sole portfolio manager of Vista Growth and Income Fund ('Vista Fund'), with full discretionary authority over the selection of investments, from July, 1991 through March 16, 1995. Vista Fund's investment objectives of long-term capital appreciation and dividend income were substantially similar to Growth and Income Fund's investment objective of current income and capital growth. Mr. Tincher used and relied upon the same valuation model and analytical methods when managing the Vista Fund as he now uses for Growth and Income Fund.

The cumulative total return for Vista Fund for the period it was managed by Mr. Tincher was 46.18%; 39.24% after deducting that Fund's maximum sales charge of 4.75%. As of March 31, 1995, the Vista Fund had $1.6 billion in net assets. The chart below shows calendar year total returns for Vista Fund; the 1991 return represents the period from July 31, 1991, when Mr. Tincher took over day-to-day management of the Vista Fund, through December 31, 1991. Sales charges have not been deducted from total returns. Returns would be lower if sales charges were deducted.

                              [GRAPH]
              Calendar
               Date                          Percentages
              --------                       -----------
              7/31/91-12/31/91                9.69%
              1992                           15.11%
              1993                           12.99%
              1994                           -3.41%

Average annual returns both before and after deducting the maximum sales charges are shown in the table below. Average annual returns are for the one- and three-year periods ended December 31, 1994 and the entire period during which Mr. Tincher managed the Vista Fund (July 31, 1991 through March 16, 1995) and are compared with the performance of the S&P 500 Index for each of those periods.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                                                  ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                                    VISTA     S&P 500
                                   FUND(1)    INDEX(2)
                                   -------    --------
Mr. Tincher's Term as Manager
7/31/91 through 3/16/95
  Before deducting
  maximum sales charges..........   11.04%     10.17%
  After deducting
  maximum sales charges..........    9.56%     10.17%
Three Years Ended 12/31/94
  Before deducting maximum
  sales charges..................    7.90%      6.26%
  After deducting maximum
  sales charges..................    6.16%      6.26%
One Year Ended 12/31/94
  Before deducting maximum
  sales charges..................   (3.41)%     1.31%
  After deducting maximum
  sales charges..................   (8.00)%     1.31%

------------

1. Average annual returns are for Class A shares and reflect, where applicable the deduction of the maximum sales charge of 4.75%, changes in share prices, reinvestment of dividends and are net of fund expenses. For the fiscal years ended October 31, 1991 and October 31, 1992, expenses in the amount of 0.51% and 0.03%, respectively, were waived or reimbursed.

2. The S&P 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. It is adjusted to reflect reinvestment of dividends. No sales charges are applicable.
------------

Historical performance is not indicative of future performance. Vista Fund is a separate fund and its historical performance is not indicative of the past or future performance of Growth and Income Fund. S&P 500 Index and Vista Fund performance information calculated by Lipper Analytical Services Inc.; used with permission.

Mid Cap Fund. Mark A. Tincher, Christopher G. Altschul and Antony J. Scott have been primarily responsible for the day-to-day portfolio management of the Fund since May 1, 1998. Information regarding Mr. Tincher's background may be found under 'Growth and Income Fund.' Mr. Altschul is a first vice president of Mitchell Hutchins and is responsible for its quantitative equity valuation model. Prior to joining Mitchell Hutchins in April, 1995, Mr. Altschul was an equity analyst at Chase Manhattan Bank. Mr. Scott is a first vice president of Mitchell Hutchins and is an equity analyst responsible for the technology, media, entertainment and medical products industries. Prior to joining Mitchell Hutchins in May, 1996, Mr. Scott was a research analyst with Morgan Stanley & Co.

Small Cap Fund. Donald R. Jones has been primarily responsible for the day-to-day management of the fund since April, 1996. Mr. Jones is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in February 1996, he was a vice president in the Asset Management Group of First Fidelity Bancorporation.

ADVISORY FEES

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rate of average daily net assets:

Growth Fund....................  0.75%(1)
Growth and Income Fund.........  0.70%
Mid Cap Fund...................  1.00%(1)
Small Cap Fund.................  1.00%(2)

------------

(1) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The percentages exluding the waiver are the same since the fee waiver represents less than 0.005%.

(2) During the year ended July 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The percentages excluding the waiver would be the same since the fee waived represents less than 0.005%.

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the funds have not asked their shareholders to do so.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                                                  ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                         DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Growth and Income Fund normally pays semi-annual dividends and distributes any gains annually. The other funds normally declare and pay dividends and distribute any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares and Class C are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Growth and Income Fund expects that its dividends will include both ordinary income and capital gain distributions. The other funds expect that their dividends will be comprised primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors (or for Small Cap Fund, PricewaterhouseCoopers LLP, independent accountants), whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

PAINEWEBBER GROWTH FUND

                                                             CLASS A
                                       ----------------------------------------------------
                                                  FOR THE YEARS ENDED AUGUST 31,
                                       ----------------------------------------------------
                                         1999       1998       1997       1996       1995
                                         ----       ----       ----       ----       ----
Net asset value, beginning of year...  $  20.08   $  25.94   $  24.37   $  22.27   $  20.04
                                       --------   --------   --------   --------   --------
Net investment income (loss).........     (0.10)     (0.09)     (0.08)'D'    (0.12)     0.01
Net realized and unrealized gains
 from investments....................      8.88       1.01       3.76'D'     4.06      2.25
                                       --------   --------   --------   --------   --------
Total increase from investment
 operations..........................      8.78       0.92       3.68       3.94       2.26
                                       --------   --------   --------   --------   --------
Distributions from net realized gains
 from investment transactions........     (2.01)     (6.78)     (2.11)     (1.84)     (0.03)
                                       --------   --------   --------   --------   --------
Net asset value, end of year.........  $  26.85   $  20.08   $  25.94   $  24.37   $  22.27
                                       --------   --------   --------   --------   --------
                                       --------   --------   --------   --------   --------
Total investment return(1)...........     44.97%      3.37%     15.85%     18.43%     11.28%
                                       --------   --------   --------   --------   --------
                                       --------   --------   --------   --------   --------
Ratios/Supplemental data:
Net assets, end of year (000's)......  $295,906   $202,253   $201,725   $203,882   $183,958
Expenses to average net assets, net
 of waivers from adviser(3)..........      1.15%      1.19%      1.27%      1.28%      1.28%(2)
Net investment income (loss) to
 average net assets, net of waivers
 from adviser(3).....................     (0.41)%    (0.39)%    (0.32)%    (0.49)%     0.19%(2)
Portfolio turnover...................        38%        52%        86%        60%        36%

                                                            CLASS B
                                       --------------------------------------------------
                                                 FOR THE YEARS ENDED AUGUST 31,
                                       --------------------------------------------------
                                        1999      1998       1997       1996       1995
                                        ----      ----       ----       ----       ----
Net asset value, beginning of year...  $ 18.44   $ 24.51   $  23.30   $  21.53   $  19.53
                                       -------   -------   --------   --------   --------
Net investment income (loss).........    (0.30)    (0.30)     (0.26)'D'    (0.39)    (0.02)
Net realized and unrealized gains
 from investments....................     8.13      1.01       3.58 'D'     4.00     2.05
                                       -------   -------   --------   --------   --------
Total increase from investment
 operations..........................     7.83      0.71       3.32       3.61       2.03
                                       -------   -------   --------   --------   --------
Distributions from net realized gains
 from investment transactions........    (2.01)    (6.78)     (2.11)     (1.84)     (0.03)
                                       -------   -------   --------   --------   --------
Net asset value, end of year.........  $ 24.26   $ 18.44   $  24.51   $  23.30   $  21.53
                                       -------   -------   --------   --------   --------
                                       -------   -------   --------   --------   --------
Total investment return(1)...........    43.75%     2.55%     14.98%     17.48%     10.40%
                                       -------   -------   --------   --------   --------
                                       -------   -------   --------   --------   --------
Ratios/Supplemental data:
Net assets, end of year (000's)......  $85,576   $74,094   $115,529   $140,551   $152,357
Expenses to average net assets, net
 of waivers from adviser(3)..........     1.96%     1.99%      2.06%      2.06%      2.06%(2)
Net investment income (loss) to
 average net assets, net of waivers
 from adviser(3).....................    (1.22)%   (1.18)%    (1.12)%    (1.27)%    (0.60)%(2)
Portfolio turnover...................       38%       52%        86%        60%        36%

------------

 'D' Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for each class would be lower for Class A, B and C shares if sales charges were included.

(2) These ratios include non-recurring acquisition expenses of 0.06% (0.05% for Class Y shares).

(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------

PAINEWEBBER GROWTH FUND

                            CLASS C                                                  CLASS Y
    -------------------------------------------------------      -----------------------------------------------
                FOR THE YEARS ENDED AUGUST 31,                           FOR THE YEARS ENDED AUGUST 31,
    -------------------------------------------------------      -----------------------------------------------
     1999        1998        1997        1996        1995         1999      1998      1997      1996      1995
     ----        ----        ----        ----        ----         ----      ----      ----      ----      ----
    $ 18.65     $ 24.71     $ 23.48     $ 21.68     $ 19.67      $ 20.67   $ 26.46   $ 24.74   $ 22.53   $ 20.22
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
      (0.26)      (0.27)      (0.27)'D'   (0.34)      (0.10)       (0.03)    (0.03)    (0.01)'D'   (0.02)    0.24
       8.18        0.99        3.61 'D'    3.98        2.14         9.16      1.02   3.84'D'      4.07      2.10
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
       7.92        0.72        3.34        3.64        2.04         9.13      0.99      3.83      4.05      2.34
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------

      (2.01)      (6.78)      (2.11)      (1.84)      (0.03)       (2.01)    (6.78)    (2.11)    (1.84)    (0.03)
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    $ 24.56     $ 18.65     $ 24.71     $ 23.48     $ 21.68      $ 27.79   $ 20.67   $ 26.46   $ 24.74   $ 22.53
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
      43.74%       2.59%      14.95%      17.50%      10.37%       45.40%     3.61%    16.24%    18.72%    11.58%
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    $35,793     $21,714     $24,760     $29,923     $30,608      $33,383   $21,440   $20,281   $21,409   $20,948

       1.94%       1.99%       2.07%       2.07%       2.05%(2)     0.86%     0.91%     1.00%     1.02%     0.97%(2)

      (1.20)%     (1.19)%     (1.13)%     (1.28)%     (0.57)%(2)   (0.12)%   (0.12)%   (0.05)%   (0.23)%    0.53%(2)
         38%         52%         86%         60%         36%          38%       52%       86%       60%       36%

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PAINEWEBBER GROWTH AND INCOME FUND

                                                             CLASS A
                                      ------------------------------------------------------
                                                  FOR THE YEARS ENDED AUGUST 31,
                                      ------------------------------------------------------
                                        1999       1998       1997       1996         1995
                                        ----       ----       ----       ----         ----
Net asset value, beginning of
 year...............................  $  26.92   $  30.60   $  24.35   $  22.52     $  20.43
                                      --------   --------   --------   --------     --------
Net investment income...............      0.13       0.19       0.23       0.22         0.24
Net realized and unrealized gains
 (losses) from investments and
 options............................      6.88      (0.99)      9.29       3.46         3.18
                                      --------   --------   --------   --------     --------
Total increase (decrease) from
 investment operations..............      7.01      (0.80)      9.52       3.68         3.42
                                      --------   --------   --------   --------     --------
Dividends from net investment
 income.............................     (0.08)     (0.21)     (0.25)     (0.34)       (0.12)
Distributions from net realized
 gains from investment
 transactions.......................     (1.78)     (2.67)     (3.02)     (1.51)       (1.21)
                                      --------   --------   --------   --------     --------
Total dividends and distributions to
 shareholders.......................     (1.86)     (2.88)     (3.27)     (1.85)       (1.33)
                                      --------   --------   --------   --------     --------
Net asset value, end of year........  $  32.07   $  26.92   $  30.60   $  24.35     $  22.52
                                      --------   --------   --------   --------     --------
                                      --------   --------   --------   --------     --------
Total investment return(1)..........     26.48%     (3.51)%    42.42%     17.40%       18.30%
                                      --------   --------   --------   --------     --------
                                      --------   --------   --------   --------     --------
Ratios/Supplemental data:
Net assets, end of year (000's).....  $844,415   $670,606   $441,699   $276,016     $187,057
Expenses to average net assets......      1.08%      1.07%      1.15%      1.20%(2)     1.19%
Net investment income (loss) to
 average net assets.................      0.41%      0.71%      0.88%      0.98%(2)     1.07%
Portfolio turnover..................        57%        62%        70%       112%         111%

                                                             CLASS B
                                      ------------------------------------------------------
                                                  FOR THE YEARS ENDED AUGUST 31,
                                      ------------------------------------------------------
                                        1999       1998       1997       1996         1995
                                        ----       ----       ----       ----         ----
Net asset value, beginning of
 year...............................  $  26.77   $  30.46   $  24.26   $  22.37     $  20.37
                                      --------   --------   --------   --------     --------
Net investment income...............     (0.15)     (0.02)      0.04       0.04         0.06
Net realized and unrealized gains
 (losses) from investments and
 options............................      6.88      (1.02)      9.23       3.45         3.18
                                      --------   --------   --------   --------     --------
Total increase (decrease) from
 investment operations..............      6.73      (1.04)      9.27       3.49         3.24
                                      --------   --------   --------   --------     --------
Dividends from net investment
 income.............................     --         --         (0.05)     (0.09)       (0.03)
Distributions from net realized
 gains from investment
 transactions.......................     (1.78)     (2.65)     (3.02)     (1.51)       (1.21)
                                      --------   --------   --------   --------     --------
Total dividends and distributions to
 shareholders.......................     (1.78)     (2.65)     (3.07)     (1.60)       (1.24)
                                      --------   --------   --------   --------     --------
Net asset value, end of year........  $  31.72   $  26.77   $  30.46   $  24.26     $  22.37
                                      --------   --------   --------   --------     --------
                                      --------   --------   --------   --------     --------
Total investment return(1)..........     25.51%     (4.28)%    41.33%     16.49%       17.38%
                                      --------   --------   --------   --------     --------
                                      --------   --------   --------   --------     --------
Ratios/Supplemental data:
Net assets, end of year (000's).....  $306,557   $353,150   $376,840   $277,753     $247,543
Expenses to average net assets......      1.86%      1.87%      1.93%      1.99%(2)     1.97%
Net investment income (loss) to
 average net assets.................     (0.37)%    (0.08)%     0.11%      0.17%(2)     0.29%
Portfolio turnover..................        57%        62%        70%       112%         111%

------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for Class A, B and C shares would be lower if sales charges were included.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------

PAINEWEBBER GROWTH AND INCOME FUND

                           CLASS C                                              CLASS Y
     ----------------------------------------------------   -----------------------------------------------
                FOR THE YEARS ENDED AUGUST 31,                      FOR THE YEARS ENDED AUGUST 31,
     ----------------------------------------------------   -----------------------------------------------
       1999       1998       1997       1996       1995      1999      1998      1997      1996      1995
       ----       ----       ----       ----       ----      ----      ----      ----      ----      ----
     $  26.82   $  30.53   $  24.33   $  22.43   $  20.42   $ 26.92   $ 30.59   $ 24.35   $ 22.54   $ 20.42
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
        (0.12)      0.01       0.05       0.05       0.06      0.24      0.30      0.32      0.30      0.30
         6.86      (1.03)      9.24       3.46       3.19      6.86     (1.02)     9.26      3.45      3.18
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
         6.74      (1.02)      9.29       3.51       3.25      7.10     (0.72)     9.58      3.75      3.48
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
        --         (0.02)     (0.07)     (0.10)     (0.03)    (0.12)    (0.28)    (0.32)    (0.43)    (0.15)

        (1.78)     (2.67)     (3.02)     (1.51)     (1.21)    (1.78)    (2.67)    (3.02)    (1.51)    (1.21)
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------

        (1.78)     (2.69)     (3.09)     (1.61)     (1.24)    (1.90)    (2.95)    (3.34)    (1.94)    (1.36)
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
     $  31.78   $  26.82   $  30.53   $  24.33   $  22.43   $ 32.12   $ 26.92   $ 30.59   $ 24.35   $ 22.54
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
        25.49%     (4.23)%    41.30%     16.52%     17.37%    26.82%    (3.24)%   42.74%    17.77%    18.66%
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
     --------   --------   --------   --------   --------   -------   -------   -------   -------   -------
     $165,948   $149,458   $ 84,922   $ 43,148   $ 30,468   $65,104   $65,518   $46,745   $22,942   $14,680
         1.85%      1.85%      1.92%      1.99%(2)   1.98%     0.79%     0.80%     0.88%     0.92%(2)  0.89%

        (0.36)%    (0.07)%     0.10%      0.18%(2)   0.28%     0.70%     0.99%     1.14%     1.26%(2)  1.39%
           57%        62%        70%       112%       111%       57%       62%       70%      112%      111%

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PAINEWEBBER MID CAP FUND

                                                      CLASS A                                         CLASS B
                          ----------------------------------------------------------------    -----------------------
                                        FOR THE                                                             FOR THE
                           FOR THE        FIVE                                                 FOR THE        FIVE
                             YEAR        MONTHS                                                  YEAR        MONTHS
                            ENDED        ENDED          FOR THE YEARS ENDED MARCH 31,           ENDED        ENDED
                          AUGUST 31,   AUGUST 31,   --------------------------------------    AUGUST 31,   AUGUST 31,
                             1999        1998#        1998      1997      1996      1995         1999        1998#
                             ----        -----        ----      ----      ----      ----         ----        -----
Net asset value,
 beginning of period....   $   7.97     $ 15.00     $  13.44   $ 15.61   $ 12.81   $ 11.65     $  7.99      $ 15.07
                           --------     -------     --------   -------   -------   -------     -------      -------
Net investment loss.....      (0.07)      (0.03)       (0.13)    (0.17)    (0.16)    (0.09)      (0.27)       (0.07)
Net realized unrealized
 gains (losses) from
 investments............       3.43       (3.15)        5.15      0.32      3.71      1.29        3.53        (3.16)
                           --------     -------     --------   -------   -------   -------     -------      -------
Net increase (decrease)
 from investment
 operations.............       3.36       (3.18)        5.02      0.15      3.55      1.20        3.26        (3.23)
                           --------     -------     --------   -------   -------   -------     -------      -------
Distributions from net
 realized gains from
 investments............      (0.66)      (3.85)       (3.46)    (2.32)    (0.75)    (0.04)      (0.66)       (3.85)
                           --------     -------     --------   -------   -------   -------     -------      -------
Net asset value, end of
 period.................   $  10.67     $  7.97     $  15.00   $ 13.44   $ 15.61   $ 12.81     $ 10.59      $  7.99
                           --------     -------     --------   -------   -------   -------     -------      -------
                           --------     -------     --------   -------   -------   -------     -------      -------
Total investment
 return(1)..............      43.38%     (27.31)%      41.50%    (0.21)%   28.16%    10.36%      41.95%      (27.54)%
                           --------     -------     --------   -------   -------   -------     -------      -------
                           --------     -------     --------   -------   -------   -------     -------      -------

Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........   $113,126     $90,650     $101,698   $76,909    76,558   $62,673     $28,077      $54,978
Expenses to average net
 assets, net of waivers
 from adviser(2)........       1.60%       1.48%*       1.51%     1.60%     1.58%     1.58%       2.55%        2.32%*
Net investment loss to
 average net assets, net
 of waivers from
 adviser(2).............      (0.64)%     (0.61)%*     (1.16)%   (1.20)%   (1.11)%   (0.79)%     (1.61)%      (1.48)%*
Portfolio turnover......         79%         80%          64%       56%       57%       42%         79%          80%

                                           CLASS B
                          -----------------------------------------

                                FOR THE YEARS ENDED MARCH 31,
                          -----------------------------------------
                            1998       1997       1996       1995
                            ----       ----       ----       ----
Net asset value,
 beginning of period....  $  13.59   $  15.88   $  13.11   $  12.02
                          --------   --------   --------   --------
Net investment loss.....     (0.31)     (0.31)     (0.29)     (0.20)
Net realized unrealized
 gains (losses) from
 investments............      5.25       0.34       3.81       1.33
                          --------   --------   --------   --------
Net increase (decrease)
 from investment
 operations.............      4.94       0.03       3.52       1.13
                          --------   --------   --------   --------
Distributions from net
 realized gains from
 investments............     (3.46)     (2.32)     (0.75)     (0.04)
                          --------   --------   --------   --------
Net asset value, end of
 period.................  $  15.07   $  13.59   $  15.88   $  13.11
                          --------   --------   --------   --------
                          --------   --------   --------   --------
Total investment
 return(1)..............     40.39%     (0.99)%    27.28%      9.46%
                          --------   --------   --------   --------
                          --------   --------   --------   --------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $143,058   $134,495   $157,021   $139,302
Expenses to average net
 assets, net of waivers
 from adviser(2)........      2.28%      2.36%      2.34%      2.34%
Net investment loss to
 average net assets, net
 of waivers from
 adviser(2).............     (1.92)%    (1.95)%    (1.87)%    (1.56)%
Portfolio turnover......        64%        56%        57%        42%

------------

 * Annualized.

 # Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

 'D' Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, B and C shares would be lower if sales charges were included. Total investment return for period of less than one year has not been annualized.

(2) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------

PAINEWEBBER MID CAP FUND

                                 CLASS C                                             CLASS Y
     ---------------------------------------------------------------   ------------------------------------
                   FOR THE                                                           FOR THE      FOR THE
      FOR THE        FIVE                                               FOR THE        FIVE        PERIOD
        YEAR        MONTHS                                                YEAR        MONTHS     MARCH 17,
       ENDED        ENDED          FOR THE YEARS ENDED MARCH 31,         ENDED        ENDED      1998'D' TO
     AUGUST 31,   AUGUST 31,   -------------------------------------   AUGUST 31,   AUGUST 31,   MARCH 31,
        1999        1998#       1998      1997      1996      1995        1999        1998#         1998
        ----        -----       ----      ----      ----      ----        ----        -----         ----
         7.26
      $            $ 14.07     $ 12.87   $ 15.14   $ 12.54   $ 11.50     $ 7.97       $15.00       $14.90
      -------      -------     -------   -------   -------   -------     ------       ------       ------
        (0.15)       (0.06)      (0.26)    (0.29)    (0.27)    (0.19)     (0.02)       (0.01)        0.00
         3.12        (2.90)       4.92      0.34      3.62      1.27       3.41        (3.17)        0.10
      -------      -------     -------   -------   -------   -------     ------       ------       ------
         2.97        (2.96)       4.66      0.05      3.35      1.08       3.39        (3.18)        0.10
      -------      -------     -------   -------   -------   -------     ------       ------       ------

        (0.66)       (3.85)      (3.46)    (2.32)    (0.75)    (0.04)     (0.66)       (3.85)       --
      -------      -------     -------   -------   -------   -------     ------       ------       ------
         9.57
      $            $  7.26     $ 14.07   $ 12.87   $ 15.14   $ 12.54     $10.70       $ 7.97       $15.00
      -------      -------     -------   -------   -------   -------     ------       ------       ------
      -------      -------     -------   -------   -------   -------     ------       ------       ------
        42.17%      (27.58)%     40.46%    (0.91)%   27.16%     9.45%     43.77%      (27.31)%       0.67%
      -------      -------     -------   -------   -------   -------     ------       ------       ------
      -------      -------     -------   -------   -------   -------     ------       ------       ------


      $16,594      $16,875     $27,814   $24,810   $27,601   $24,993     $  290       $   65       $   35

         2.43%        2.28%*      2.29%     2.37%     2.36%     2.35%      1.36%        1.23%*       1.22%*

        (1.47)%      (1.42)%*    (1.94)%   (1.97)%   (1.89)%   (1.57)%    (0.36)%      (0.29)%*      0.00%*
           79%          80%         64%       56%       57%       42%        79%          80%          64%

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PAINEWEBBER SMALL CAP FUND

                                                    CLASS A                                           CLASS B
                                -----------------------------------------------   -----------------------------------------------
                                         FOR THE YEARS ENDED JULY 31,                      FOR THE YEARS ENDED JULY 31,
                                -----------------------------------------------   -----------------------------------------------
                                 1999      1998      1997      1996#     1995      1999      1998      1997      1996#     1995
                                 ----      ----      ----      -----     ----      ----      ----      ----      -----     ----
Net asset value, beginning of
 period.......................  $ 13.34   $ 13.42   $ 10.22   $ 11.30   $ 10.27   $ 12.78   $ 13.00   $  9.98   $ 11.15   $ 10.22
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income
 (loss).......................    (0.08)    (0.13)    (0.14)     0.00@     0.05     (0.29)    (0.22)    (0.23)    (0.09)@   (0.04)
Net realized and unrealized
 gains (losses) from
 investments..................    (1.18)     1.22      3.75      0.50@     1.50     (1.02)     1.17      3.66      0.50@     1.49
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net increase (decrease) from
 investment operations........    (1.26)     1.09      3.61      0.50      1.55     (1.31)     0.95      3.43      0.41      1.45
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Distributions from net
 realized gains from
 investments..................    (1.11)    (1.17)    (0.41)    (1.58)    (0.52)    (1.11)    (1.17)    (0.41)    (1.58)    (0.52)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period.......................  $ 10.97   $ 13.34   $ 13.42   $ 10.22   $ 11.30   $ 10.36   $ 12.78   $ 13.00   $  9.98   $ 11.15
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total investment return(1)....    (8.95)%    8.45%    36.11%     4.69%    15.80%    (9.79)%    7.60%    35.16%     3.90%    14.86%
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Ratios/Supplemental Data:
Net assets, end of year
 (000's)......................  $46,680   $47,589   $32,968   $30,675   $20,494   $18,361   $54,639   $40,749   $36,612   $46,142
Expenses to average net
 assets, net of waivers from
 adviser(2)...................     1.59%     1.56%     2.00%     2.11%     1.98%     2.43%     2.33%     2.75%     2.90%     2.74%
Net investment income (loss)
 to average net assets, net of
 waivers from adviser(2)......    (0.77)%   (0.99)%   (1.16)%    0.02%     0.41%    (1.62)%   (1.75)%   (1.91)%   (0.78)%   (0.35)%
Portfolio turnover rate.......       61%       45%       54%       84%       19%       61%       45%       54%       84%       19%

------------

 # Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.

 'D' For the period July 26, 1996 (commencement of offering shares) to July 31,
     1996.

 @ Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for Class A, B and C shares would be lower if sales charges were included.

(2) During the year ended July 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------

PAINEWEBBER SMALL CAP FUND

                         CLASS C                                              CLASS Y
     -----------------------------------------------   ------------------------------------------------------
              FOR THE YEARS ENDED JULY 31,              FOR THE YEARS ENDED JULY 31,           FOR THE
     -----------------------------------------------   ------------------------------       PERIOD ENDED
      1999      1998      1997      1996#     1995       1999       1998       1997       JULY 31, 1996'D'
      ----      ----      ----      -----     ----       ----       ----       ----       ----------------
     $ 12.76   $ 12.98   $  9.97   $ 11.14   $ 10.22    $13.42     $13.46     $10.21           $10.23
     -------   -------   -------   -------   -------    ------     ------     ------           ------
       (0.20)    (0.21)    (0.24)    (0.08)@   (0.05)    (0.07)     (0.07)     (0.11)            0.00@

       (1.09)     1.16      3.66      0.49@     1.49     (1.17)      1.20       3.77            (0.02)@
     -------   -------   -------   -------   -------    ------     ------     ------           ------

       (1.29)     0.95      3.42      0.41      1.44     (1.24)      1.13       3.66            (0.02)
     -------   -------   -------   -------   -------    ------     ------     ------           ------

       (1.11)    (1.17)    (0.41)    (1.58)    (0.52)    (1.11)     (1.17)     (0.41)        --
     -------   -------   -------   -------   -------    ------     ------     ------           ------
     $ 10.36   $ 12.76   $ 12.98   $  9.97   $ 11.14    $11.07     $13.42     $13.46           $10.21
     -------   -------   -------   -------   -------    ------     ------     ------           ------
     -------   -------   -------   -------   -------    ------     ------     ------           ------
       (9.63)%    7.61%    35.09%     3.90%    14.76%    (8.73)%     8.74%     36.65%           (0.20)%
     -------   -------   -------   -------   -------    ------     ------     ------           ------
     -------   -------   -------   -------   -------    ------     ------     ------           ------
     $18,913   $32,174   $18,812   $18,606   $13,263    $5,044     $7,169     $2,768           $2,801

        2.39%     2.32%     2.77%     2.91%     2.73%     1.31%      1.39%      1.72%            1.72%*

       (1.59)%   (1.75)%   (1.93)%   (0.77)%   (0.34)%   (0.50)%    (0.83)%    (0.88)%           0.07%*
          61%       45%       54%       84%       19%       61%        45%        54%              84%

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 33

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                  ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

TICKER SYMBOL:          Growth Fund Class:  A:   PGRAX        Growth and Income Fund Class:  A:   PDGAX
                                                 PGRBX                                            PDGBX
                                            B:                                               B:
                                                 PGRDX                                            PWDDX
                                            C:                                               C:
                                                 PGRYZ                                            PWGYX
                                            Y:                                               Y:

                       Mid Cap Fund Class:       PWCAX                Small Cap Fund Class:       PSCAX
                                            A:                                               A:
                                                 PWCBX                                            PSCBX
                                            B:                                               B:
                                                 PWCDX                                            PSCDX
                                            C:                                               C:
                                                 None                                             None
                                            Y:                                               Y:

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:

For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
  Telephone: 1-800-SEC-0330

Free, from the SEC's Internet website at: http://www.sec.gov

PaineWebber Olympus Fund
 -- PaineWebber Growth Fund
Investment Company Act File No. 811-4180

PaineWebber America Fund
 -- PaineWebber Growth and Income Fund
Investment Company Act File No. 811-3502

PaineWebber Managed Assets Trust
 -- PaineWebber Mid Cap Fund
Investment Company Act File No. 811-6376

PaineWebber Securities Trust
 -- PaineWebber Small Cap Fund
Investment Company Act File No. 811-7374

*1999 PaineWebber Incorporated. All rights reserved. Member SIPC.

                                ---------------
--------------------------------------------------------------------------------



                              STATEMENT OF DIFFERENCES
                              ------------------------

The service mark symbol shall be expressed as......................... 'sm'
The dagger symbol shall be expressed as............................... 'D'
The copyright symbol shall be expressed as............................ 'c'